2. ADJUSTMENT OF PREVIOUSLY ISSUED CONSOLIDATED FINANCIAL STATEMENTS (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
General and administrative	$ 11,468		$ 23,244
Income from operations	6,184		7,117
Interest income	135		227
Income before income taxes	6,319		7,344
Net income	4,360	8,398	4,773	16,426
Net cash provided by operating activities			(14,977)
Net cash (used in) investing activities			(1,095)
Effect of foreign currency translation on cash and cash equivalents			608
Net cash (used in) provided by financing activities			5,043
Net increase in cash and cash equivalents			(10,421)
Cash and equivalents, beginning of period			75,777
Cash and equivalents, end of period	65,356		65,356
As previously reported
General and administrative		8,776		16,896
Income from operations		10,955		21,727
Interest income		117		149
Income before income taxes		11,072		21,876
Net income		8,437		16,473
Net cash provided by operating activities				111,877
Net cash (used in) investing activities				(1,689)
Effect of foreign currency translation on cash and cash equivalents				(185)
Net cash (used in) provided by financing activities				(93,305)
Net increase in cash and cash equivalents				16,698
Cash and equivalents, beginning of period				43,019
Cash and equivalents, end of period		59,717		59,717
Effect of Adjustment
General and administrative		39		50
Income from operations		(39)		(50)
Interest income		0		3
Income before income taxes		(39)		(47)
Net income		(39)		(47)
Net cash provided by operating activities				24,556
Net cash (used in) investing activities				(66,208)
Effect of foreign currency translation on cash and cash equivalents				(28)
Net cash (used in) provided by financing activities				41,734
Net increase in cash and cash equivalents				54
Cash and equivalents, beginning of period				29
Cash and equivalents, end of period		83		83
As Adjusted
General and administrative		8,815		16,946
Income from operations		10,916		21,677
Interest income		117		152
Income before income taxes		11,033		21,829
Net income		8,398		16,426
Net cash provided by operating activities				136,433
Net cash (used in) investing activities				(67,897)
Effect of foreign currency translation on cash and cash equivalents				(213)
Net cash (used in) provided by financing activities				(51,571)
Net increase in cash and cash equivalents				16,752
Cash and equivalents, beginning of period				43,048
Cash and equivalents, end of period		$ 59,800		$ 59,800